Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Jun. 30, 2023	Sep. 30, 2022
Schedule Of Future Minimum Lease Payments Abstract
2023		$ 42,929
Total minimum non-cancelable operating lease payments	$ 140,561	$ 42,929